Earnings Per Share - Schedule Of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income (loss) attributable to HollyFrontier stockholders	$ 558,324	$ (601,448)	$ 772,388
Participating securities' share in earnings	7,465	1,811	1,034
Net income (loss) attributable to common shares	$ 550,859	$ (603,259)	$ 771,354
Average number of shares of common stock outstanding (in shares)	162,569	161,983	166,287
Effect of dilutive variable restricted stock units and performance share units (in shares)	0	0	1,098
Average number of shares of common stock outstanding assuming dilution (in shares)	162,569	161,983	167,385
Basic earnings (loss) per share (in USD per share)	$ 3.39	$ (3.72)	$ 4.64
Diluted earnings (loss) per share (in USD per share)	$ 3.39	$ (3.72)	$ 4.61